OTHER NON-CURRENT ASSETS (Schedule of Other Non-Current Assets) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
OTHER NON-CURRENT ASSETS [Abstract]
Deferred costs		¥ 1,066	$ 164	¥ 1,120
Deposits - long-term	[1]	20,747	3,189	23,238
Others	[2]	8,579	1,318	15,368
Other non-current assets		¥ 30,392	$ 4,671	¥ 39,726

[1]	On June 21, 2011, the Group provided interest-free financing amounting to RMB23,608 to Changhai Hospital, a third party, for the purchase of a robotic radiosurgery system. As at December 31, 2017, the outstanding balance was RMB11,527 (US$1,772), of which RMB10,252 (US$1,576) will be collected from 2019 to 2027 in 9 installments and thus classified as non-current. The balance also included deposit refundable each year for the secured borrowings amounting to RMB81,000 (US$12,449) (note 19).
[2]	For the years ended December 31, 2016 and 2017, impairment loss of RMB3,487 and nil were provided for the balance, respectively.